Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001167609
Entity Registrant Name	BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
Entity Incorporation, State or Country Code	NY
Entity Primary SIC Number	6311
Entity Tax Identification Number	13-3690700
Entity Address, Address Line One	285 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	980
Local Phone Number	365-7100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	800
Local Phone Number	448-5350